Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2020
Insurance coverage
Schedule of insurance coverages

	12/31/2020	12/31/2019
Civil liability for professionals	200,000	10,000
Civil liability for managers	100,000	70,000
Operational risks	10,000	165,800
Vehicles	600	600
	310,600	246,400